PROPERTY, PLANT AND EQUIPMENT, NET (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation of property, plant and equipment	¥ 64,288	$ 10,088	¥ 55,030	¥ 44,358
Tangible Asset Impairment Charges	0		0	6,453
Impairment Write Off	2,645	$ 415	0	10,968
Equipment underoperating lease, cost	105,980		168,876		$ 16,631
Equipment under operating lease, accumulated depreciation	78,247		127,558		12,279
Property and equipment pledged as collateral for other borrowings	361,806		414,326		56,775
Property and equipment pledged to secure bank and other borrowings	1,709,761		1,150,018		$ 268,299
Hospital
Property, Plant and Equipment [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)	0		0	0
Impairment Write Off	¥ 0		¥ 0	¥ 353